FRANKLIN MULTI-ASSET VARIABLE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.5%
Domestic Equity - 67.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		310,543	$5,397,240
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		478,991	5,441,334
ClearBridge Small Cap Fund, Class IS Shares		52,677	2,868,784
Franklin U.S. Small Cap Equity Fund, Class IS Shares		322,027	3,352,301
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		541,659	14,397,302
ClearBridge Large Cap Growth Fund, Class IS Shares		219,244	10,536,847
ClearBridge Small Cap Growth Fund, Class IS Shares		60,971	2,143,744

Total Domestic Equity			44,137,552

Foreign Equity - 18.8%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		934,854	12,227,896

Domestic Fixed Income - 12.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		600,837	6,278,748
Western Asset Intermediate Bond Fund, Class IS Shares		229,061	2,150,882

Total Domestic Fixed Income			8,429,630

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $58,419,940)			64,795,078

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $364,641)	2.849%	364,641	364,641

TOTAL INVESTMENTS - 100.1% (Cost - $58,784,581)			65,159,719
Liabilities in Excess of Other Assets - (0.1)%			(48,208)

TOTAL NET ASSETS - 100.0%			$65,111,511

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Variable Allocation Series 2022 Quarterly Report	1

FRANKLIN MULTI-ASSET VARIABLE MODERATE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Domestic Equity - 60.1%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		104,658	$1,818,953
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		161,480	1,834,409
ClearBridge Small Cap Fund, Class IS Shares		17,745	966,387
Franklin U.S. Small Cap Equity Fund, Class IS Shares		108,010	1,124,387
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		182,344	4,846,703
ClearBridge Large Cap Growth Fund, Class IS Shares		73,853	3,549,407
ClearBridge Small Cap Growth Fund, Class IS Shares		20,575	723,417

Total Domestic Equity			14,863,663

Domestic Fixed Income - 23.2%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		409,795	4,282,359
Western Asset Intermediate Bond Fund, Class IS Shares		155,426	1,459,449

Total Domestic Fixed Income			5,741,808

Foreign Equity - 16.5%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		310,787	4,065,092

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $23,203,497)			24,670,563

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $83,337)	2.849%	83,337	83,337

TOTAL INVESTMENTS - 100.1% (Cost - $23,286,834)			24,753,900
Liabilities in Excess of Other Assets - (0.1)%			(32,133)

TOTAL NET ASSETS - 100.0%			$24,721,767

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Variable Allocation Series 2022 Quarterly Report

FRANKLIN MULTI-ASSET VARIABLE CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	September 30, 2022

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.4%
Domestic Equity - 44.2%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		216,815	$3,768,246
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		334,572	3,800,743
ClearBridge Small Cap Fund, Class IS Shares		36,798	2,004,020
Franklin U.S. Small Cap Equity Fund, Class IS Shares		225,100	2,343,290
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		377,976	10,046,609
ClearBridge Large Cap Growth Fund, Class IS Shares		153,225	7,363,977
ClearBridge Small Cap Growth Fund, Class IS Shares		42,654	1,499,710

Total Domestic Equity			30,826,595

Domestic Fixed Income - 43.4%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,159,827	22,570,193
Western Asset Intermediate Bond Fund, Class IS Shares		819,691	7,696,897

Total Domestic Fixed Income			30,267,090

Foreign Equity - 11.8%
Legg Mason Global Asset Management Trust - Franklin International Equity Fund, Class IS Shares		628,693	8,223,305

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $68,390,091)			69,316,990

	RATE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $502,807)	2.849%	502,807	502,807

TOTAL INVESTMENTS - 100.1% (Cost - $68,892,898)			69,819,797
Liabilities in Excess of Other Assets - (0.1)%			(61,538)

TOTAL NET ASSETS - 100.0%			$69,758,259

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Variable Allocation Series 2022 Quarterly Report	3

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

4

Notes to Schedules of Investments (unaudited) (continued)

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$64,795,078	—	—	$64,795,078
Short-Term Investments†	364,641	—	—	364,641

Total Investments	$65,159,719	—	—	$65,159,719

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$24,670,563	—	—	$24,670,563
Short-Term Investments†	83,337	—	—	83,337

Total Investments	$24,753,900	—	—	$24,753,900

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$69,316,990	—	—	$69,316,990
Short-Term Investments†	502,807	—	—	502,807

Total Investments	$69,819,797	—	—	$69,819,797

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2022. The following transactions

5

Notes to Schedules of Investments (unaudited) (continued)

were effected in such Underlying Funds for the period ended September 30, 2022.

Variable Growth	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$6,176,993	$1,325,000	71,390	$1,108,971	62,164	$136,029	—	—	$(995,782)	$5,397,240
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	20,071,055	155,475	13,266	10,976,855	974,092	1,038,145	—	$155,475	(3,808,341)	5,441,334
ClearBridge Small Cap Fund, Class IS Shares	—	3,365,000	57,130	262,857	4,453	17,143	—	—	(233,359)	2,868,784
Franklin U.S. Small Cap Equity Fund, Class IS Shares	14,763,530	688,759	61,803	10,136,048	815,051	(1,206,048)	$51,264	172,495	(1,963,940)	3,352,301
ClearBridge Appreciation Fund, Class IS Shares	7,686,775	10,255,000	365,547	1,422,393	55,139	232,607	—	—	(2,122,080)	14,397,302
ClearBridge Large Cap Growth Fund, Class IS Shares	8,747,051	6,580,000	126,121	1,578,419	23,973	(228,419)	—	—	(3,211,785)	10,536,847
ClearBridge Small Cap Growth Fund, Class IS Shares	4,080,256	620,000	15,316	1,126,007	32,466	78,993	—	—	(1,430,505)	2,143,744
Franklin International Equity Fund, Class IS Shares	20,007,723	790,000	54,110	4,075,623	244,550	(345,622)	—	—	(4,494,204)	12,227,896
Western Asset Core Bond Fund, Class IS Shares	4,926,778	3,054,442	268,405	576,479	43,371	(86,476)	98,961	—	(1,125,993)	6,278,748
Western Asset Intermediate Bond Fund, Class IS Shares	7,403,125	908,195	89,988	5,870,505	536,394	(610,501)	88,577	—	(289,933)	2,150,882

	$93,863,286	$27,741,871		$37,134,157		$(974,149)	$238,802	$327,970	$(19,675,922)	$64,795,078

Variable Moderate Growth	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,439,100	$900,000	48,491	$259,923	14,033	$20,078	—	—	$(260,224)	$1,818,953
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,118,619	48,154	4,109	3,194,870	281,554	275,130	—	$48,154	(1,137,494)	1,834,409
ClearBridge Small Cap Fund, Class IS Shares	—	1,115,000	18,934	70,003	1,189	4,997	—	—	(78,610)	966,387
Franklin U.S. Small Cap Equity Fund, Class IS Shares	4,108,448	178,878	16,366	2,530,639	207,588	(260,639)	$14,635	49,243	(632,300)	1,124,387
ClearBridge Appreciation Fund, Class IS Shares	3,578,656	2,575,000	91,787	477,153	17,104	37,847	—	—	(829,800)	4,846,703
ClearBridge Large Cap Growth Fund, Class IS Shares	2,708,422	2,280,000	43,820	408,848	6,224	(58,847)	—	—	(1,030,167)	3,549,407
ClearBridge Small Cap Growth Fund, Class IS Shares	1,024,541	165,000	4,090	150,656	3,131	(30,657)	—	—	(315,468)	723,417
Western Asset Core Bond Fund, Class IS Shares	3,773,200	1,588,191	140,049	240,567	18,065	(35,565)	72,916	—	(838,465)	4,282,359
Western Asset Intermediate Bond Fund, Class IS Shares	5,667,162	376,142	37,321	4,373,566	398,972	(463,564)	66,466	—	(210,289)	1,459,449
Franklin International Equity Fund, Class IS Shares	5,607,706	1,055,000	72,260	1,337,241	76,867	(177,241)	—	—	(1,260,373)	4,065,092

	$34,025,854	$10,281,365		$13,043,466		$(688,461)	$154,017	$97,397	$(6,593,190)	$24,670,563

6

Notes to Schedules of Investments (unaudited) (continued)

Variable Conservative Growth	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	—	$4,290,000	224,372	$144,496	7,557	$505	—	—	$(377,258)	$3,768,246
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$12,046,753	4,408,250	370,233	10,429,081	899,847	680,920	—	$98,250	(2,225,179)	3,800,743
ClearBridge Small Cap Fund, Class IS Shares	—	2,380,000	40,414	212,965	3,616	17,034	—	—	(163,015)	2,004,020
Franklin U.S. Small Cap Equity Fund, Class IS Shares	9,197,428	636,908	56,711	5,822,765	501,489	(337,765)	$33,657	113,251	(1,668,281)	2,343,290
ClearBridge Appreciation Fund, Class IS Shares	9,217,212	4,600,000	163,831	1,807,115	63,148	97,885	—	—	(1,963,488)	10,046,609
ClearBridge Large Cap Growth Fund, Class IS Shares	5,756,886	5,040,000	97,072	1,289,555	20,914	(89,556)	—	—	(2,143,354)	7,363,977
ClearBridge Small Cap Growth Fund, Class IS Shares	2,092,396	445,000	11,210	406,225	8,617	(71,225)	—	—	(631,461)	1,499,710
Western Asset Core Bond Fund, Class IS Shares	18,249,694	9,670,888	863,343	1,273,776	95,560	(213,775)	369,240	—	(4,076,613)	22,570,193
Western Asset Intermediate Bond Fund, Class IS Shares	27,422,112	1,157,319	116,276	19,745,370	1,798,603	(2,115,371)	323,792	—	(1,137,164)	7,696,897
Franklin International Equity Fund, Class IS Shares	10,654,065	3,245,000	222,261	3,392,423	192,784	(517,423)	—	—	(2,283,337)	8,223,305

	$94,636,546	$35,873,365		$44,523,771		$(2,548,771)	$726,689	$211,501	$(16,669,150)	$69,316,990

7